UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Palisades Hudson Asset Management, L.P.
Address:  2 Overhill Road, Suite 100
          Scarsdale, NY 10583

Form 13F File Number: 028-12109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric Meermann
Title:    Chief Compliance Officer
Phone:    914-723-5000

Signature, Place, and Date of Signing:

      /s/ Eric Meermann             Scarsdale, NY              10-20-2008
     ---------------------          -------------              ---------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           60

Form 13F Information Table Value Total:  $   116,679
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  Form 13F File Number  Name

1.28-00399        	State Street Corporation

Consolidated Positions as of 9-30-08
                               Title of                                        Investment             Other    Voting
Name of Issuer                  Class     CUSIP       Value       Shares       Discretion            Managers Authority
- ----------------------------------------------------------------------------------------------------------------------
A T & T Corp			Common	00206R102    471,205.84	  16,877	Shared-Other            1      None
A T & T Corp			Common	00206R102      4,243.84	     152	Full Discretion/Sole    N/A    Sole
Abbott Laboratories		Common	002824100    364,481.40	   6,330	Shared-Other            1      None
Anheuser Busch Co Inc		Common	035229103    213,455.20	   3,290	Shared-Other            1      None
Apple Inc			Common	003783310    346,663.00	   3,050	Shared-Other            1      None
Boston Properties Inc		Common	101121101    202,305.60	   2,160	Shared-Other            1      None
BP Plc ADR			Common	055622104    811,600.09	  16,177	Shared-Other            1      None
Broadridge Financial		Common	11133T103    256,951.44	  16,696	Shared-Other            1      None
Burlington Northern Santa Fe	Common	12189T104  1,060,819.11	  11,477	Shared-Other            1      None
CH Robinson Worldwide Inc	Common	12541W209  1,105,067.60	  21,685	Shared-Other            1      None
ChevronTexaco			Common	166764100    538,182.00	   6,525	Shared-Other            1      None
Cisco Systems Inc		Common	17275R102    486,506.40	  21,565	Shared-Other            1      None
Cisco Systems Inc		Common	17275R102         45.12	       2	Full Discretion/Sole    N/A    Sole
Citigroup			Common	172967101    342,517.00	  16,700	Shared-Other            1      None
Citigroup			Common	172967101      2,276.61	     111	Full Discretion/Sole    N/A    Sole
Coca Cola Company		Common	191216100    216,702.24	   4,098	Shared-Other            1      None
Colgate-Palmolive Co		Common	194162103 26,807,796.95  355,777	Full Discretion/Sole    N/A    Sole
Comcast Corporation		Common	20030N101    224,567.20	  11,440	Shared-Other            1      None
Comcast Corporation		Common	20030N101         39.26	       2	Full Discretion/Sole    N/A    Sole
Comerica Incorporated		Common	200340107    643,241.43	  19,617	Shared-Other            1      None
Conocophillips			Common	200340107    310,726.50    4,242	Shared-Other            1      None
Conocophillips			Common	200340107      1,758.00       24	Full Discretion/Sole    N/A    Sole
Deere & Co			Common	244199105    380,803.50	   7,693	Shared-Other            1      None
Dell Inc			Common	24702R101    166,892.96	  10,127	Shared-Other            1      None
Devon Energy Cp New		Common	25179M103    207,388.80	   2,274	Shared-Other            1      None
DJ Wilshire REIT		Common	86330E604    204,094.71	   3,020.49	Full Discretion/Sole    N/A    Sole
Exxon Mobil Corporation		Common	30231G102  1,154,182.92	  14,862	Shared-Other            1      None
Exxon Mobil Corporation		Common	30231G102    726,664.62	   9,357	Full Discretion/Sole    N/A    Sole
Family Dollar Stores		Common	307000109    498,600.60	  21,038	Shared-Other            1      None
General Electric Company	Common	369604103    654,075.00	  25,650	Shared-Other            1      None
General Electric Company	Common	369604103    150,195.00    5,890	Full Discretion/Sole    N/A    Sole
Genzyme Corp Genl		Common	372917104    400,567.28	   4,952	Shared-Other            1      None
Hewlett-Packard Company		Common	428236103    243,684.80	   5,270	Shared-Other            1      None
Hewlett-Packard Company		Common	428236103     43,835.52      948	Full Discretion/Sole    N/A    Sole
Intel Corp			Common	458140100    461,413.55	  24,635	Shared-Other            1      None
Intel Corp			Common	458140100    224,760.00	  12,000	Full Discretion/Sole    N/A    Sole
Intl Business Machines		Common	459200101    546,203.20	   4,670	Shared-Other            1      None
iShares MSCI Canada Index	Common	464286509    579,557.94	  22,002.96	Full Discretion/Sole    N/A    Sole
iShares MSCI Japan Idx Fd	Common	464286848  1,503,776.58	 141,067.22	Full Discretion/Sole    N/A    Sole
iShares S&P Europe 350 Index	Common	464287861  3,144,741.64	  78,894.67	Full Discretion/Sole    N/A    Sole
iShares S&P SmallCap 600 Index	Common	464287804  9,300,061.85	 156,277.30	Full Discretion/Sole    N/A    Sole
iShares S&P SmallCap 600 Value	Common	464287879  7,918,514.81	 121,729.67	Full Discretion/Sole    N/A    Sole
iShares Trust S&P 500 Index	Common	464287200  3,513,774.91	  30,078.54	Full Discretion/Sole    N/A    Sole
Johnson & Johnson		Common	478160104    744,067.20	  10,740	Shared-Other            1      None
JP Morgan Chase			Common	46625H100    397,510.40	   8,512	Shared-Other            1      None
JP Morgan Chase			Common	46625H100     10,554.20	     226	Full Discretion/Sole    N/A    Sole
Leggett & Platt Inc		Common	524660107    230,429.25	  10,575	Shared-Other            1      None
Lexmark Intl Inc Cl A		Common	529771107    272,122.35	   8,355	Shared-Other            1      None
Medtronic Inc			Common	585055106    264,678.30	   5,283	Shared-Other            1      None
Merck & Co Inc			Common	589331107    207,033.60	   6,560	Shared-Other            1      None
Merck & Co Inc			Common	589331107      1,546.44	      49	Full Discretion/Sole    N/A    Sole
Microsoft Corp			Common	594918104    598,122.90	  22,410	Shared-Other            1      None
Microsoft Corp			Common	594918104    696,155.27	  26,083	Full Discretion/Sole    N/A    Sole
Oracle Corp			Common	68389X105    256,535.61	  12,631	Shared-Other            1      None
Pepsico Incorporated		Common	713448108    311,877.52	   4,376	Shared-Other            1      None
Pfizer Incorporated		Common	717081103    375,641.24	  20,371	Shared-Other            1      None
Philip Morris International In	Common	718172109    324,242.10	   6,741	Shared-Other            1      None
Philip Morris International In	Common	718172109      6,060.60	     126	Full Discretion/Sole    N/A    Sole
PNC Financial Services Group	Common	693475105  1,118,707.20	  14,976	Shared-Other            1      None
ProLogis Trust			Common	743410102    222,610.38	   5,394	Shared-Other            1      None
Schlumberger Ltd		Common	806857108    282,607.71	   3,619	Shared-Other            1      None
Simon Property Group Inc	Common	828806109    378,494.00	   3,902	Shared-Other            1      None
Smithfield Foods Inc		Common	832248108    335,893.76	  21,152	Shared-Other            1      None
SPDR Trust Unit Sr 1		Common	78462F103 28,202,555.78	 243,146.44	Full Discretion/Sole    N/A    Sole
Sprint Nextel Corporation	Common	852061100     65,026.00	  10,660	Shared-Other            1      None
Sprint Nextel Corporation	Common	852061100      8,119.10	   1,331	Full Discretion/Sole    N/A    Sole
Steel Dynamics Inc		Common	858119100    189,493.92	  11,088	Shared-Other            1      None
Target Corporation		Common	87612E106     70,632.00	   1,440	Shared-Other            1      None
Target Corporation		Common	87612E106    686.700.00	  14,000	Full Discretion/Sole    N/A    Sole
Verizon Communications		Common	92343V104    280,145.70	   8,730	Shared-Other            1      None
Verizon Communications		Common	92343V104     24,709.30	     770	Full Discretion/Sole    N/A    Sole
Vornado Realty Trust		Common	929042109    209,912.60	   2,308	Shared-Other            1      None
Wal-Mart Stores			Common	931142103    266,510.50	   4,450	Shared-Other            1      None
Wellpoint Hlth Ntwks New	Common	94973V107    243,204.00	   5,200	Shared-Other            1      None
WPP Group Plc ADR		Common	929309409    215,960.96	   5,314	Shared-Other            1      None
Yum Brands Inc			Common	988498101    301,968.60	   9,260	Shared-Other            1      None